Note 8 - Interest Receivables (Tables)	12 Months Ended
Sep. 30, 2025
Statement Line Items [Line Items]
Disclosure of interest receivables [text block]
	September 30, 2025	September 30, 2024
	$	$
Interest receivable on bank deposits	203,153	-